Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 11.8%
Entertainment 2.3%
Electronic Arts, Inc.(a)	231,448	23,184,146
Walt Disney Co. (The)	167,339	16,164,947
Total		39,349,093
Interactive Media & Services 8.3%
Alphabet, Inc., Class A(a)	46,318	53,819,200
Alphabet, Inc., Class C(a)	48,921	56,885,828
Facebook, Inc., Class A(a)	187,932	31,347,058
Total		142,052,086
Wireless Telecommunication Services 1.2%
T-Mobile U.S.A., Inc.(a)	250,472	21,014,601
Total Communication Services		202,415,780
Consumer Discretionary 11.8%
Internet & Direct Marketing Retail 7.7%
Amazon.com, Inc.(a)	67,447	131,502,765
Multiline Retail 1.2%
Target Corp.	226,985	21,102,795
Textiles, Apparel & Luxury Goods 2.9%
Nike, Inc., Class B	384,312	31,797,975
VF Corp.	318,911	17,246,707
Total		49,044,682
Total Consumer Discretionary		201,650,242
Consumer Staples 5.9%
Beverages 2.3%
PepsiCo, Inc.	326,853	39,255,045
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	136,583	38,943,911
Food Products 1.3%
Mondelez International, Inc., Class A	443,396	22,205,272
Total Consumer Staples		100,404,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.4%
Biotechnology 4.5%
AbbVie, Inc.	306,507	23,352,768
Alexion Pharmaceuticals, Inc.(a)	177,985	15,981,273
BioMarin Pharmaceutical, Inc.(a)	153,226	12,947,597
Exact Sciences Corp.(a)	138,178	8,014,324
Vertex Pharmaceuticals, Inc.(a)	73,010	17,372,730
Total		77,668,692
Health Care Equipment & Supplies 5.4%
Abbott Laboratories	383,040	30,225,686
Baxter International, Inc.	270,065	21,926,577
Danaher Corp.	140,050	19,384,321
Medtronic PLC	239,291	21,579,262
Total		93,115,846
Health Care Providers & Services 1.9%
Guardant Health, Inc.(a)	133,280	9,276,288
Humana, Inc.	72,234	22,682,921
Total		31,959,209
Life Sciences Tools & Services 0.8%
Bio-Techne Corp.	68,634	13,014,379
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	521,480	29,067,295
Eli Lilly & Co.	256,848	35,629,955
Total		64,697,250
Total Health Care		280,455,376
Industrials 8.7%
Aerospace & Defense 2.6%
L3 Harris Technologies, Inc.	116,233	20,935,888
Northrop Grumman Corp.	77,841	23,550,794
Total		44,486,682
Building Products 2.2%
Masco Corp.	524,329	18,126,054
Trane Technologies PLC	226,002	18,665,505
Total		36,791,559
Electrical Equipment 1.1%
AMETEK, Inc.	264,936	19,080,691
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.1%
Stanley Black & Decker, Inc.	191,448	19,144,800
Road & Rail 1.7%
Norfolk Southern Corp.	128,952	18,826,992
Uber Technologies, Inc.(a)	386,168	10,781,811
Total		29,608,803
Total Industrials		149,112,535
Information Technology 41.0%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,016,281	39,950,006
Electronic Equipment, Instruments & Components 1.1%
Zebra Technologies Corp., Class A(a)	101,928	18,713,981
IT Services 8.5%
Fidelity National Information Services, Inc.	218,732	26,606,561
Fiserv, Inc.(a)	265,839	25,252,047
PayPal Holdings, Inc.(a)	367,929	35,225,522
Visa, Inc., Class A	360,057	58,012,384
Total		145,096,514
Semiconductors & Semiconductor Equipment 7.6%
Broadcom, Inc.	126,404	29,970,388
Lam Research Corp.	94,121	22,589,040
NVIDIA Corp.	140,408	37,011,549
NXP Semiconductors NV	236,241	19,591,466
Qorvo, Inc.(a)	141,858	11,438,011
Teradyne, Inc.	180,908	9,799,786
Total		130,400,240
Software 15.1%
Adobe, Inc.(a)	128,349	40,845,786
Intuit, Inc.	120,671	27,754,330
Microsoft Corp.	859,822	135,602,528
NortonLifeLock, Inc.	965,160	18,058,143
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	58,366	16,726,528
VMware, Inc., Class A(a)	151,159	18,305,355
Total		257,292,670
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	428,942	109,075,661
Total Information Technology		700,529,072
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
Equinix, Inc.	50,428	31,495,816
Total Real Estate		31,495,816
Utilities 1.3%
Electric Utilities 1.3%
American Electric Power Co., Inc.	274,085	21,921,318
Total Utilities		21,921,318
Total Common Stocks (Cost $1,374,242,591)		1,687,984,367

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	22,912,647	22,901,191
Total Money Market Funds (Cost $22,917,242)		22,901,191
Total Investments in Securities (Cost: $1,397,159,833)		1,710,885,558
Other Assets & Liabilities, Net		(608,580)
Net Assets		1,710,276,978

2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	35,359,382	180,435,541	(192,882,276)	22,912,647	3,099	(14,200)	103,768	22,901,191
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2020	3